LEASES (Details Narrative)		3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 01, 2023 USD ($) ft²	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease, expense		$ 382,290	$ 273,234	$ 1,354,916	$ 1,948,288	$ 1,429,110	$ 2,145,648
Operating lease, impairment loss		$ 30,060		$ 3,197,668
Option to extend						true
Option to terminate						true
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease term						1 year
Renewal term						1 year
Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease term						3 years
Renewal term						5 years
Fullerton California Premises [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease term	5 years
Area of land given on lease (sq. Ft) | ft²	122,000
Lessee, operating lease, monthly base rent	$ 2,992,000
Lessee, operating lease, annual base rent, percentage, increase	4.00%
Operating lease, expense	$ 715,000
Security deposit	$ 1,000,000